COMMITMENTS AND CONTINGENT LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2014
Commitments And Contingencies [Line Items]
Requirement to repay grants	$ 750			$ 1,200
Royalty expense included in cost of revenue	327	464	645
Projected annual rental payments	176
Rent expenses	368	823	1,225
First Three Years [Member]
Commitments And Contingencies [Line Items]
Royalty rate	3.00%
Thereafter [Member]
Commitments And Contingencies [Line Items]
Royalty rate	3.50%
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty rate	120.00%
Aggregate contingent liability	21,300
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty rate	300.00%
Aggregate contingent liability	$ 84,000